UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Dreman Small Cap Value Fund

	Shares	Value ($)

Common Stocks 89.6%
Consumer Discretionary 6.1%
Auto Components 0.1%
Tenneco, Inc.*	153,200	2,238,251
Diversified Consumer Services 0.6%
Regis Corp.	433,450	11,902,537
Hotels Restaurants & Leisure 1.0%
International Speedway Corp. "A"	479,100	19,005,897
Household Durables 0.9%
Helen of Troy Ltd.*	739,500	17,784,975

Leisure Equipment & Products 0.5%
Callaway Golf Co.	631,500	8,575,770
Media 0.3%
DreamWorks Animation SKG, Inc. "A"*	166,800	5,317,584
Specialty Retail 1.3%
Aaron Rents, Inc.	200,600	5,729,136
Conn's, Inc.* (a)	338,850	6,478,812
Penske Automotive Group, Inc. (a)	229,000	3,034,250
The Men's Wearhouse, Inc. (a)	478,500	10,479,150

		25,721,348
Textiles, Apparel & Luxury Goods 1.4%
Hanesbrands, Inc.*	148,600	3,542,624
Phillips-Van Heusen Corp.	340,764	12,969,478
Wolverine World Wide, Inc.	396,900	10,450,377

		26,962,479
Consumer Staples 6.5%
Food & Staples Retailing 2.5%
Nash Finch Co. (a)	370,200	15,074,544
Ruddick Corp.	481,400	15,327,776
Weis Markets, Inc.	460,400	17,426,140

		47,828,460
Food Products 2.9%
Del Monte Foods Co.	1,575,300	13,421,556
Ralcorp Holdings, Inc.*	406,650	24,968,310
The J.M. Smucker Co.	338,150	18,337,875

		56,727,741
Tobacco 1.1%
Vector Group Ltd. (a)	1,123,007	20,730,709
Energy 9.3%
Energy Equipment & Services 5.9%
Atwood Oceanics, Inc.*	233,900	9,510,374
Bristow Group, Inc.* (a)	393,700	16,051,149
Helix Energy Solutions Group, Inc.*	312,850	9,626,394
Hercules Offshore, Inc.* (a)	421,152	9,294,825
Hornbeck Offshore Services, Inc.*	97,900	4,313,474
Key Energy Services, Inc.*	790,700	13,283,760
Matrix Service Co.* (a)	252,950	6,647,526
Oil States International, Inc.*	313,600	17,445,568
RPC, Inc. (a)	811,700	14,797,291
Superior Energy Services, Inc.* (a)	278,900	13,119,456

		114,089,817
Oil, Gas & Consumable Fuels 3.4%
Parallel Petroleum Corp.*	609,350	8,067,794
PetroQuest Energy, Inc.* (a)	686,474	12,692,904
Pinnacle Gas Resources, Inc. 144A*	459,000	1,092,420
Southern Union Co.	843,900	21,992,034
St. Mary Land & Exploration Co.	116,800	4,931,296
Stone Energy Corp.*	283,100	13,495,377
Uranium Resources, Inc.*	1,611,446	3,706,326

		65,978,151

Financials 15.4%
Capital Markets 0.6%
FBR Capital Markets Corp. 144A*	204,400	991,340
Waddell & Reed Financial, Inc. "A"	331,250	10,666,250

		11,657,590
Commercial Banks 2.3%
Citizens Republic Bancorp., Inc. (a)	797,050	2,925,174
City Holding Co.	109,300	4,569,833
Columbia Banking System, Inc. (a)	499,600	6,994,400
FirstMerit Corp.	208,300	4,215,992
MB Financial, Inc. (a)	164,550	4,579,426
TCF Financial Corp. (a)	1,294,000	20,380,500

		43,665,325
Diversified Financial Services 0.2%
Financial Federal Corp. (a)	198,000	4,944,060
Insurance 11.4%
Allied World Assurance Co. Holdings Ltd.	328,850	12,700,187
Amerisafe, Inc.*	632,350	11,692,152
Argo Group International Holdings Ltd.*	382,794	14,389,226
CastlePoint Holdings Ltd. (a)	70,600	799,192
CastlePoint Holdings Ltd. 144A*	343,900	3,892,948
Endurance Specialty Holdings Ltd.	503,200	16,414,384
Hanover Insurance Group, Inc.	401,500	18,962,845
Hilb Rogal & Hobbs Co.	307,400	14,002,070
IPC Holdings Ltd. (a)	591,400	18,729,638
Odyssey Re Holdings Corp. (a)	567,650	21,434,464
Platinum Underwriters Holdings Ltd.	438,950	15,868,042
Safety Insurance Group, Inc.	431,400	18,550,200
Selective Insurance Group, Inc.	481,000	11,611,340
StanCorp Financial Group, Inc.	300,300	14,717,703
Tower Group, Inc.	467,700	9,798,315
United Fire & Casualty Co.	536,800	15,964,432

		219,527,138
Real Estate Investment Trusts 0.9%
Ashford Hospitality Trust (REIT)	1,456,800	6,613,872
CapLease, Inc. (REIT) (a)	1,244,050	10,263,413

		16,877,285
Health Care 9.5%
Health Care Equipment & Supplies 1.5%
Kinetic Concepts, Inc.* (a)	263,000	9,247,080
Syneron Medical Ltd.*	290,900	4,802,759
The Cooper Companies, Inc. (a)	382,150	14,074,585

		28,124,424
Health Care Providers & Services 5.8%
Amedisys, Inc.* (a)	283,861	15,107,082
AmSurg Corp.*	185,200	5,020,772
Apria Healthcare Group, Inc.*	572,000	11,314,160
Centene Corp.* (a)	564,100	12,737,378
Healthspring, Inc.*	1,096,250	21,771,525
Kindred Healthcare, Inc.*	352,300	10,896,639
LifePoint Hospitals, Inc.*	776,300	26,192,362
Odyssey HealthCare, Inc.*	864,800	8,423,152

		111,463,070
Life Sciences Tools & Services 1.3%
Charles River Laboratories International, Inc.*	182,150	11,950,862

PerkinElmer, Inc.	482,250	13,700,722

		25,651,584
Pharmaceuticals 0.9%
Sciele Pharma, Inc.* (a)	897,600	17,289,044
Industrials 20.3%
Aerospace & Defense 3.3%
CAE, Inc.	1,372,050	14,379,084
Curtiss-Wright Corp.	104,900	5,650,963
DRS Technologies, Inc.	210,900	16,791,858
Esterline Technologies Corp.*	361,600	20,426,784
Triumph Group, Inc. (a)	112,400	6,152,776

		63,401,465
Commercial Services & Supplies 1.7%
American Ecology Corp. (a)	404,750	13,138,185
Deluxe Corp.	421,100	6,952,361
Ennis, Inc.	743,500	12,275,185

		32,365,731
Construction & Engineering 5.2%
Chicago Bridge & Iron Co. NV (New York Shares)	210,150	6,729,003
EMCOR Group, Inc.*	951,700	32,424,419
Granite Construction, Inc.	314,250	11,526,690
Northwest Pipe Co.*	203,750	11,803,238
Sterling Construction Co., Inc.*	649,050	11,974,972
URS Corp.*	551,300	26,440,348

		100,898,670
Electrical Equipment 3.8%
Baldor Electric Co. (a)	544,000	19,388,160
General Cable Corp.*	190,700	9,386,254
Hubbell, Inc. "B"	396,750	17,262,593
Regal-Beloit Corp.	414,650	19,467,817
Thomas & Betts Corp.*	162,250	7,476,480

		72,981,304
Machinery 3.3%
Barnes Group, Inc.	388,800	9,377,856
Blount International, Inc.*	332,600	4,197,412
Gardner Denver, Inc.*	399,200	18,019,888
Harsco Corp.	292,350	15,389,304
Kennametal, Inc.	144,300	5,083,689
Mueller Water Products, Inc. "A" (a)	769,550	8,365,009
Mueller Water Products, Inc. "B" (a)	340,846	3,537,981

		63,971,139
Professional Services 1.1%
Administaff, Inc.	354,750	9,720,150
Kelly Services, Inc. "A"	601,750	11,637,845

		21,357,995
Road & Rail 1.2%
Genesee & Wyoming, Inc.* (a)	553,350	23,799,583
Trading Companies & Distributors 0.7%
GATX Corp.	109,000	4,777,470
WESCO International, Inc.*	213,100	8,191,564

		12,969,034

Information Technology 11.5%
Communications Equipment 3.1%
Black Box Corp.	588,000	21,073,920
CommScope, Inc.*	412,700	20,209,919
Plantronics, Inc.	751,100	19,378,380

		60,662,219
Computers & Peripherals 0.5%
Avid Technology, Inc.* (a)	370,800	8,617,392
Electronic Equipment, Instruments & Components 4.2%
Anixter International, Inc.* (a)	448,000	33,066,880
Mettler-Toledo International, Inc.*	190,500	20,040,600
Park Electrochemical Corp.	580,182	16,256,700
ScanSource, Inc.* (a)	409,750	12,329,377

		81,693,557
IT Services 0.9%
CACI International, Inc. "A"*	359,050	18,185,883
Semiconductors & Semiconductor Equipment 0.8%
MKS Instruments, Inc.*	644,800	14,533,792
Software 2.0%
Jack Henry & Associates, Inc.	861,900	17,263,857
Sybase, Inc.*	636,150	21,889,921

		39,153,778
Materials 5.0%
Chemicals 0.5%
OM Group, Inc.*	261,000	9,683,100
Construction Materials 0.7%
Headwaters, Inc.* (a)	396,450	6,101,366
Texas Industries, Inc. (a)	137,850	7,260,559

		13,361,925
Metals & Mining 3.8%
Century Aluminum Co.*	259,100	12,633,716
IAMGOLD Corp.	2,014,250	13,132,910
Pan American Silver Corp.*	749,450	19,920,381
RTI International Metals, Inc.* (a)	506,200	17,114,622
Sims Group Ltd. (ADR)	256,660	7,515,005
Worthington Industries, Inc. (a)	233,200	4,104,320

		74,420,954
Telecommunication Services 1.6%
Diversified Telecommunication Services
Alaska Communications Systems Group, Inc. (a)	1,201,300	12,637,676
Iowa Telecommunications Services, Inc. (a)	977,600	17,978,064

		30,615,740
Utilities 4.4%
Electric Utilities 1.9%
ALLETE, Inc.	406,550	17,164,541
IDACORP, Inc. (a)	489,950	14,600,510
Sierra Pacific Resources	451,150	5,070,926

		36,835,977
Gas Utilities 1.1%
Suburban Propane Partners LP (a)	435,350	16,686,966

Vectren Corp.	165,300	4,585,422

		21,272,388
Multi-Utilities 1.4%
CMS Energy Corp.	231,250	3,138,063
Integrys Energy Group, Inc.	337,250	17,628,057
TECO Energy, Inc.	357,250	6,373,340

		27,139,460

Total Common Stocks (Cost $1,647,378,561)		1,729,984,325
Closed End Investment Companies 1.4%
Apollo Investment Corp. (a)	944,500	16,717,650
Tortoise Energy Infrastructure Corp. (a)	345,857	10,555,556

Total Closed End Investment Companies (Cost $28,381,716)		27,273,206
Securities Lending Collateral 12.6%
Daily Assets Fund Institutional, 2.65% (b) (c) (Cost $242,423,585)	242,423,585	242,423,585
Cash Equivalents 8.8%
Cash Management QP Trust, 2.44% (b) (Cost $169,151,510)	169,151,510	169,151,510
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,087,335,372) †	112.4	2,168,832,626
Other Assets and Liabilities, Net	(12.4)	(238,612,855)

Net Assets	100.0	1,930,219,771

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $2,089,501,909. At August 31, 2008, net unrealized appreciation for all securities based on tax cost was $79,330,717. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $271,410,469 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $192,079,752.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2008 amounted to $231,788,428 which is 12.0% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 2,168,832,626
Level 2	-

Level 3	-
Total	$ 2,168,832,626

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008